Segments - Schedule of Turnover with Main Customers (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member]
Turnover with main customers (1):
Customer A	[1]	$ 2,982	$ 2,373	$ 7,602
Customer B		9.42%	8.02%	17.82%
Customer B [Member]
Turnover with main customers (1):
Customer A	[1]	$ 2,189	$ 2,104	$ 4,726
Customer B		6.91%	7.11%	11.08%
Customer [Member]
Turnover with main customers (1):
Customer A	[1]	$ 5,171	$ 4,477	$ 12,328
Customer B		16.33%	15.13%	28.90%

[1]	Customers in the Professional Services segment.